Lease (Tables)	6 Months Ended
May 31, 2021
Leases [Abstract]
Assets and liabilities
	May 31, 2021	November 30, 2020

Assets:
Operating lease right-of-use asset	$ 73,230	$ 137,931

Liabilities:
Current:
Operating lease liability	$ 85,163	$ 157,110

Total lease liability	$ 85,163	$ 157,110

Lease term and discount rates
May 31, 2021

Remaining lease term (months)	6
Estimated incremental borrowing rate	11.4%

Future minimum lease payments
May 31, 2021
Lease payments for the remainder of the year ending November 30, 2021	$ 88,014
Less imputed interest	2,851
Present value of lease liabilities	$ 85,163